Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,063,111	$ 542,367	$ 886,434
Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	557,971	259,075	340,535
Voyage Charters - Full Service Lightering
Disaggregation of Revenue [Line Items]
Total revenues	123,500	53,930	93,720
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	1,039,262	485,896	741,804
Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	49	20,390	107,543
Time-charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	14,738	46,159	127,598
Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	4,567	5,467	9,621
Commercial management, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	4,544	4,845	7,019
LNG terminal management, consultancy, procurement and other, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	0	0	392
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues	9,111	10,312	17,032
Voyage Charters - Aframax and LR2
Disaggregation of Revenue [Line Items]
Total revenues	357,791	172,891	307,549
Time Charters - Aframax and LR2
Disaggregation of Revenue [Line Items]
Total revenues	$ 14,689	$ 25,769	$ 20,055